Concentration Risks	12 Months Ended
Dec. 31, 2020
CONCENTRATION RISKS [Abstract]
Concentration Risks
23.	CONCENTRATION RISKS
Because its operations are substantially conducted in the PRC, the Sohu Group is subject to
PRC-related
political, economic and legal risks. Besides these risks, the Sohu Group may also have the following concentration risks.
Operation Risk
For the years ended December 31, 2020, 2019 and 2018, there were no revenues from customers that individually represent greater than 10% of the total online advertising revenues.
For the year ended December 31, 2020, revenues from TLBB were $309.7 million, accounting for approximately 58% of Changyou’s online game revenues, approximately 56% of Changyou’s total revenues and approximately 41% of the Sohu Group’s total revenues. For the year ended December 31, 2020, revenues from Legacy TLBB Mobile were $88.3 million, accounting for approximately 16% of Changyou’s online game revenues, approximately 16% of Changyou’s total revenues, and approximately 12% of the Sohu Group’s total revenues.
Financial instruments that potentially subject the Sohu Group to concentration risks consist primarily of cash and cash equivalents and short-term investments. Cash and cash equivalents in Sohu Group are mainly denominated in RMB and in U.S. dollars. Short-term investments are denominated in RMB. The Group may experience economic losses and negative impacts on earnings and equity as a result of fluctuations in the exchange rate between the U.S. dollar and the RMB. Moreover, the Chinese government imposes controls on the convertibility of RMB into foreign currencies and, in certain cases, the remittance of currency out of the PRC. The Group may experience difficulties in completing the administrative procedures necessary to obtain and remit foreign currency.
Credit Risk
As of December 31, 2020, approximately 95% of the Sohu Group’s cash and cash equivalents and short-term investments were held in 22 financial institutions in Mainland China. The remaining cash and cash equivalents and short-term investments were held primarily in financial institutions in Hong Kong and Macao.
As of December 31, 2019, approximately 89% of the Sohu Group’s cash and cash equivalents and short-term investments were held in 23 financial institutions in Mainland China. The remaining cash and cash equivalents and short-term investments were held primarily in financial institutions in Hong Kong and Macao.
The Sohu Group holds its cash and bank deposits at Chinese financial institutions that are among the largest and most respected in the PRC and at international financial institutions with high ratings from internationally-recognized rating agencies. The management chooses these institutions because of their reputations and track records for stability, and their known large cash reserves, and management periodically reviews these institutions’ reputations, track records, and reported reserves.
Management expects that any additional institutions that the Sohu Group uses for its cash and bank deposits will be chosen with similar criteria for soundness. As a further means of managing its credit risk, the Sohu Group holds its cash and bank deposits in a number of different financial institutions. As of December 31, 2020 and 2019, the Sohu Group held its cash and bank deposits in different financial institutions and held no more than approximately 59% and 19%, respectively, of its total cash at any single institution.
Under PRC law, it is generally required that a commercial bank in the PRC that holds third party cash deposits protect the depositors’ rights over and interests in their deposited money; PRC banks are subject to a series of risk control regulatory standards; and PRC bank regulatory authorities are empowered to take over the operation and management of any PRC bank that faces a material credit crisis.
For the credit risk related to accounts receivable, the Sohu Group performs ongoing credit evaluations of its customers and, if necessary, maintains reserves for potential credit losses. Historically, such losses have been within management’s expectations.